Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Payment Default and Modifications of Past Due (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 5,500	¥ 900
Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		808	900
Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		5	4
Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		2	6
Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		¥ 801	¥ 890
Interest rate reduction | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 25
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	3
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	18
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4
Term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	212
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	212
Principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	33
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	28
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	5
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	9
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 9